Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Dec. 06, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2, or Amendment, to the Registration Statement on Form S-1 (File No. 333-172202), or the Registration Statement, of Snap Interactive, Inc., or the Company, is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the Securities and Exchange Commission, or the SEC, on April 8, 2011, as amended by Post-Effective Amendment No. 1 to the Registration Statement, which was previously declared effective by the SEC on May 2, 2012, or as amended, the Original Filing. For the convenience of the reader, this Amendment sets forth the Original Filing in its entirety, as amended by the Amendment. This Amendment is being filed to (i) incorporate certain information from the Company's Amendment No. 1 to Annual Report on Form 10-K/A that was filed with the SEC on December 7, 2012, and which included amended and restated consolidated financial statements, (ii) incorporate certain information from the Company's Quarterly Report on Form 10-Q that was filed with the SEC on December 10, 2012 and (iii) update certain other information contained in the Registration Statement. This Amendment amends the disclosure contained in Risk Factors, amends the disclosure contained in Management's Discussion and Analysis of Financial Statements and Supplementary Data, amends and restates the consolidated financial statements and related disclosure in Financial Statements and Supplementary Data and amends the disclosure contained in the Exhibit Index. This Amendment is being filed to properly account for certain features of the Company's common stock warrants that were issued in January 2011 in connection with an equity financing. The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company's Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company's Consolidated Balance Sheets, with corresponding changes in fair value to be recognized in earnings on the Company's Consolidated Statements of Operations in each subsequent period. For additional information regarding this restatement, see "Note 12. Restatement of Consolidated Financial Statements" in the Notes to the Consolidated Financial Statements below for the year ended December 31, 2011included in Financial Statements and Supplementary Data. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. Accordingly, we hereby amend the Registration Statement by filing this Amendment, which relates to the registration of 4,250,000 shares of common stock, par value $0.001 per share, and 2,380,000 shares of common stock issuable upon the exercise of warrants, being registered for resale by the selling stockholders listed herein.
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		43,805,261